Note 3 - Transactions With Related Parties	6 Months Ended
Jun. 30, 2024
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]

3. Transactions with Related Parties:

(a) Costamare Shipping Company S.A. (“Costamare Shipping”) and Costamare Shipping Services Ltd. (“Costamare Services”): Costamare Shipping is a ship management company wholly owned by Mr. Konstantinos Konstantakopoulos, the Company’s Chairman and Chief Executive Officer. Costamare Shipping provides the Company with commercial, technical and other management services pursuant to a Framework Agreement dated November 2, 2015, as amended and restated on January 17, 2020 and as further amended and restated on June 28, 2021 (the “Framework Agreement”), and separate ship management agreements with the relevant vessel owning subsidiaries. Costamare Services, a company controlled by the Company’s Chairman and Chief Executive Officer and members of his family, provides, pursuant to a Services Agreement dated November 2, 2015 as amended and restated on June 28, 2021 (the “Services Agreement”), the Company’s vessel-owning subsidiaries with chartering, sale and purchase, insurance and certain representation and administrative services. Costamare Shipping and Costamare Services are not part of the consolidated group of the Company.

On November 27, 2015, the Company amended and restated the Registration Rights Agreement entered into in connection with the Company’s Initial Public Offering, to extend registration rights to Costamare Shipping and Costamare Services each of which have received or may receive shares of its common stock as fee compensation.

Pursuant to the Framework Agreement and the Services Agreement, Costamare Shipping and Costamare Services received (i) for each vessel a daily fee of $1.020 and $0.510 for any vessel subject to a bareboat charter, prorated for the calendar days the Company owned each vessel and for the three-month period following the date of the sale of a vessel, (ii) a flat fee of $840 for the supervision of the construction of any newbuild vessel contracted by the Company, (iii) a fee of 1.25% on all gross freight, demurrage, charter hire, ballast bonus or other income earned with respect to each vessel in the Company’s fleet and (iv) a quarterly fee of $667 plus the value of 149,600 shares which Costamare Services may elect to receive in kind. Fees under (i) and (ii) and the quarterly fee under (iv) are annually adjusted upwards to reflect any strengthening of the Euro against the U.S. dollar and/or material unforeseen cost increases.

The Company is able to terminate the Framework Agreement and/or the Services Agreement, subject to a termination fee, by providing written notice to Costamare Shipping or Costamare Services, as applicable, at least 12 months before the end of the subsequent one-year term. The termination fee is equal to (a) the number of full years remaining prior to December 31, 2025, times (b) the aggregate fees due and payable to Costamare Shipping or Costamare Services, as applicable, during the 12-month period ending on the date of termination (without taking into account any reduction in fees under the Framework Agreement to reflect that certain obligations have been delegated to a sub-manager or a sub-provider, as applicable); provided that the termination fee will always be at least two times the aggregate fees over the 12-month period described above.

Management fees charged by Costamare Shipping in the six-month periods ended June 30, 2023 and 2024, amounted to $21,024 and $20,378, respectively, and are included in Management and agency fees-related parties in the accompanying consolidated statements of income. The amounts received by Costamare Shipping include amounts paid to third-party managers of $7,058 and $5,954 for the six-month periods ended June 30, 2023 and 2024, respectively. In addition, Costamare Shipping and Costamare Services charged (i) $6,538 for the six-month period ended June 30, 2024 ($5,979 for the six-month period ended June 30, 2023), representing a fee of 1.25% on all gross revenues, as provided in the Framework Agreement and the Services Agreement, as applicable, which is included in Voyage expenses-related parties in the accompanying consolidated statements of income, (ii) $1,333 charged by Costamare Services, which is included in General and administrative expenses – related parties in the accompanying consolidated statements of income for the six-month period ended June 30, 2024 ($1,333 for the six-month period ended June 30, 2023) and (iii) $4,156, representing the fair value of 299,200 shares, which is included in General and administrative expenses – related parties in the accompanying consolidated statements of income for the six-month period ended June 30, 2024 ($2,854 for the six-month period ended June 30, 2023). Furthermore, in accordance with the management agreements with third-party managers, third-party managers have been provided with the amount of $75 or $50 per vessel as working capital security. As at December 31, 2023, the working capital security was $5,250 in aggregate, of which $4,775 is included in Accounts receivable, net, non-current and $475 in Accounts receivable, net in the accompanying 2023 consolidated balance sheet. As at June 30, 2024, the working capital security was $6,650 in aggregate, of which $5,475 is included in Accounts receivable, net, non-current and $1,175 in Accounts receivable, net in the accompanying 2024 consolidated balance sheet.

During the six-month periods ended June 30, 2023 and 2024, Costamare Shipping charged in aggregate to the companies established pursuant to the Framework Deed (Notes 9 and 10) the amounts of $1,558 and nil, respectively, for services provided in accordance with the respective management agreements. The amounts received by Costamare Shipping, relating to the companies established pursuant to the Framework Deed, include amounts paid to third-party managers of $391 and nil for the six-month periods ended June 30, 2023 and 2024, respectively. The balance due from Costamare Shipping at June 30, 2024 amounted to $543 and is included in Due from related parties in the accompanying consolidated balance sheet. The balance due to Costamare Shipping at December 31, 2023 amounted to $3,172 and is included in Due to related parties in the accompanying consolidated balance sheet. The balance due to Costamare Services at June 30, 2024, amounted to $2,603 and is included in Due to related parties in the accompanying consolidated balance sheets. The balance due from Costamare Services at December 31, 2023 amounted to $2,131 and is included in Due from related parties in the accompanying consolidated balance sheets.

(b) Blue Net Chartering GmbH & Co. KG (“BNC”) and Blue Net Asia Pte., Ltd. (“BNA”): On January 1, 2018, Costamare Shipping appointed, on behalf of the vessels it manages, BNC, a company 50% (indirectly) owned by the Company’s Chairman and Chief Executive Officer, to provide charter brokerage services to all container vessels under its management (including container vessels owned by the Company). BNC provides exclusive charter brokerage services to containership owners. Under the charter brokerage services agreement as amended, each container vessel-owning subsidiary paid a fee of €9,413 for the year ended December 31, 2023 and the six-month period ended June 30, 2024, in respect of each vessel, prorated for the calendar days of ownership (including as disponent owner under a bareboat charter agreement), provided that in respect of container vessels which remain chartered under the same charter party agreement in effect on January 1, 2018, the fee was €1,281 for the year ended December 31, 2023 and the six-month period ended June 30, 2024 in respect of each vessel, prorated for the calendar days of ownership (including as disponent owner under a bareboat charter agreement). On March 29, 2021, four of the Company’s container vessels agreed to pay a daily brokerage commission of $0.165 per day to BNC in connection with charters arranged by it. During the six-month periods ended June 30, 2023 and 2024, BNC charged the ship-owning companies $337 and $364, respectively, which are included in Voyage expenses—related parties in the accompanying consolidated statements of income. In addition, on March 31, 2020, Costamare Shipping agreed, on behalf of five of the container vessels it manages, to pay to BNA, a company 50% (indirectly) owned by the Company’s Chairman and Chief Executive Officer, a commission of 1.25% of the gross daily hire earned from the charters arranged by BNA for these five Company container vessels. During the six-month periods ended June 30, 2023 and 2024, BNA charged the ship-owning companies $321 and $369 which are included in Voyage expenses – related parties in the accompanying consolidated statements of income.

(c) LC LAW Stylianou & Associates LLC (“LCLAW”): The managing partner of LCLAW, a Cyprus law firm, is the non-executive President of the Board of Directors of Costamare Participations Plc (Note 11.C), a wholly owned subsidiary of the Company. LCLAW provides legal services to the Company. During the six-month periods ended June 30, 2023 and 2024, LCLAW charged the Company’s subsidiaries $9 and $3, respectively, which are included in "General and Administrative Expenses - Related Parties" in the accompanying consolidated statements of income for the six-month periods ended June 30, 2023 and 2024. There was no balance due from/to LCLAW at both December 31, 2023 and June 30, 2024.

(d) Local Agencies: Costamare Bulkers Services GmbH (“Local Agency A”) a company incorporated under the laws of the Republic of Germany, Costamare Bulkers Services ApS (“Local Agency B”) a company incorporated under the laws of the Kingdom of Denmark and Costamare Bulkers Services Co., Ltd (“Local Agency D”) a company incorporated under the laws of Japan are wholly owned by the Company’s Chairman and Chief Executive Officer. Costamare Bulkers Services Pte. Ltd. (“Local Agency C” and together with Local Agency A, Local Agency B and Local Agency D, the “Local Agencies”) a company incorporated under the laws of the Republic of Singapore is wholly owned by the Company’s Chief Financial Officer. On November 14, 2022, CBI entered into separate Agency Agreements with the Local Agency A, Local Agency B and Local Agency C and on November 20, 2023 with Local Agency D (each, an “Agency Agreement”) for the provision of chartering and other services on a cost basis (including all expenses related to the provision of the services) plus a mark-up which is currently set at 11%. On April 30, 2024, CBI and Local Agency C amended and restated their Agency Agreement pursuant to which Local Agency C can charter-out a vessel (primarily on a voyage charter basis) to a third party, provided it first secures from CBI a corresponding charter-in of a vessel (for example for a voyage charter out, a voyage charter in) on the same rate and otherwise on a back-to-back terms basis. Furthermore, any address commission paid by CBI to Local Agency C will be paid out in full on a back-to-back basis by Local Agency C to the third party. Since April 30, 2024, CBI has charged Local Agency C an amount of $31,776 for chartering-in vessels (all on a voyage charter basis) from CBI which is included in “Voyage revenue – related parties” in the accompanying consolidated statements of income, and Local Agency C has charged CBI an amount of $1,005 for address commission which is included in “Voyage expenses – related parties” in the accompanying consolidated statements of income. During the six-month periods ended June 30, 2023 and 2024, the Local Agencies charged CBI with aggregate agency fees of $8,420 and $7,349, respectively, which are included in “Management and agency fees-related parties” in the accompanying consolidated statements of income. The balance due from the four Local Agencies as of December 31, 2023 and June 30, 2024, amounted to $1,647 and $16,005 (out of which an amount of $14,335 relates to Local Agency’s C chartering-in vessels activity from CBI), in aggregate and is included in Due from related parties in the accompanying consolidated balance sheets.

(e) Neptune Global Finance Ltd. (“NGF”): Since March 2023, the Company’s Chairman and Chief Executive Officer, Mr. Konstantinos Konstantakopoulos owns 51% of NGF, a company incorporated under the laws of Jersey which provides among others administrative and strategic services to NML. NGF receives a fee of 1.5% on the contributed capital invested in NML and a fee of 0.8% on the committed capital to be invested in NML. The remaining 49% of NGF is owned by the Managing Director and member of the Board of Directors of NML. From the date Mr. Konstantinos Konstantakopoulos acquired 51% of NGF to June 30, 2023 and the six-month period ended June 30, 2024, NGF charged an amount of $617 and $1,616 as management fees, respectively, which are included in Management and agency fees-related parties in the accompanying consolidated statements of income. The balance due to NGF at June 30, 2024 amounted to $356 and is included in Due to related parties in the accompanying consolidated balance sheets. The balance due from NGF at December 31, 2023 amounted to $341 and is included in Due from related parties in the accompanying consolidated balance sheets.

(f) Codrus capital AG (“Codrus”): In March 2023, the Company entered into an agreement with Codrus, a company incorporated under the laws of Canton Zug, Switzerland, for the provision of financial and strategic advice to the Company, for an annual fee of $250. Codrus is controlled by the Managing Director and member of the Board of Directors of NML. There was no balance due from/to Codrus at both December 31, 2023 and June 30, 2024.

(g) Navilands Container Management Ltd. and, Navilands Bulker Management Ltd. (together, ‘‘Navilands’’) and Navilands (Shanghai) Containers Management Ltd. and Navilands (Shanghai) Bulkers Management Ltd. (together, ‘‘Navilands (Shanghai)’’): Navilands and Navilands (Shanghai) are indirectly controlled by the Company’s Chairman and Chief Executive Officer. Starting in February 2024, certain of our vessel-owning subsidiaries appointed Navilands as managers to provide their vessels, together with Costamare Shipping, with technical, crewing, commercial, provisioning, bunkering, sale and purchase, accounting and insurance services pursuant to separate ship-management agreements between each of the Company’s vessel-owning subsidiaries and Navilands. For certain vessels, Navilands has subcontracted certain services to and has entered into sub-management agreements with Navilands (Shanghai). During the six-month period ended June 30, 2024, Navilands charged management fees of $1,300 in the aggregate. The balance due from Navilands at June 30, 2024 amounted to $2,370 and is included in Due from related parties in the accompanying consolidated balance sheet.